OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
Prepaid Expense and Other Assets, Current [Abstract]
OTHER CURRENT ASSETS
NOTE 6        - OTHER CURRENT ASSETS

Other current assets consist of the following:
	As of December 31,
	2016	2015
Receivables from tax authorities	$9,620	$6,913
Deferred taxes	7,158	7,036
Prepaid expenses	6,610	10,570
TJT acquisition related Receivable, see Note 3B	5,000	--
Others	1,653	887
	$30,041	$25,406